Note 11 - Subsequent Event (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		24 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shares being Registered for Resale	50,000,000
Put Right (in Dollars)	$ 2,000,000
Occupancy, Net (in Dollars)	37,962
Stock Issued During Period, Shares, Issued for Services		3,000,000	5,000,000	4,000,000
Stock Issued During Period, Shares, Issued for Debt		1,193,381	1,193,381	883,334
Stock Issued During Period, Shares, New Issues		23,016,963	23,016,963		15,000,000	23,016,963
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable (in Dollars)		1,150,848.15	(151,592)	(394,474)		(394,474)
Additional Paid in Capital, Common Stock (in Dollars)		$ 394,474	$ 53,169	$ 5,450	$ 50	$ 5,450	$ 170,050	$ 15,000